CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	$ (80,693,000)	$ 20,486,000	$ (13,568,000)
LOSS FROM DISCONTINUED OPERATIONS (**)	0	0	0
(LOSS)/PROFIT FOR THE YEAR	(80,693,000)	20,486,000	(13,568,000)
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Cash flow/net investment hedge (Note 15)	(10,346,000)	(1,190,000)	(26,329,000)
Exchange differences on translation of foreign operations	6,930,000	0	0
Tax effect on hedge	0	0	(402,000)
Translation differences	(14,953,000)	(88,754,000)	22,934,000
Other comprehensive income/(loss)	(32,229,000)	(89,944,000)	(2,993,000)
Total comprehensive (loss)/income	(112,922,000)	(69,458,000)	(16,561,000)
Total comprehensive income/(loss) attributable to:
Owners of the parent	(112,733,000)	(69,709,000)	(19,251,000)
Non-controlling interest	(189,000)	251,000	2,690,000
Total comprehensive (loss)/income	$ (112,922,000)	$ (69,458,000)	$ (16,561,000)